Share-Based Compensation	3 Months Ended
Jan. 31, 2021
Text Block [Abstract]
Share-Based Compensation

NOTE 14:  SHARE-BASED COMPENSATION

For the three months ended January 31, 2021, the Bank recognized compensation expense for stock option awards of $10.0 million (three months ended January 31, 2020 – $3.9 million).

During the three months ended January 31, 2021, 2.2 million (three months ended January 31, 2020 – 2.1 million) stock options were granted by the Bank at a weighted-average fair value of $8.90 per option (January 31, 2020 – $5.55 per option).

The following table summarizes the assumptions used for estimating the fair value of options for the three months ended January 31, 2021 and January 31, 2020.

Assumptions Used for Estimating the Fair Value of Options[1]
(in Canadian dollars, except as noted)	For the three months ended
	January 31 2021	January 31 2020
Risk-free interest rate	0.71%	1.59%
Option life	10.0 years	10.0 years
Expected volatility[2]	18.50%	12.90%
Expected dividend yield	3.61%	3.50%

Exercise price/share price	$71.88	$72.84

[1]	Prior period disclosure has been updated to align with the current period disclosure.
[2]	Expected volatility is calculated based on the average daily volatility measured over a historical period.